10. Share-Based Expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Schedule of Share-Based Compensation Expense
	Three Months Ended March 31,
	2019	2018
Research and development expenses	$11,418	$60,345
General and administrative expenses	222,522	345,849
	$233,940	$406,194

	Year Ended December 31,
	2018	2017
Research and development expenses	$203,030	$101,401
General and administrative expenses	1,228,757	1,691,692
	$1,431,787	$1,793,093

Common Stock Awards [Member]
Common stock awards
Number of shares
Balance as of January 1, 2017	29,790
Granted	41,800
Issued	(8,773)
Balance as of December 31, 2017	62,817
Granted	26,000
Issued	–
Balance as of December 31, 2018	88,817

Employee Stock Options [Member]
Assumptions used
	Year Ended December 31,
	2018	2017
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	118.03	111.37
Weighted-average risk-free interest rate (%)	2.90	1.79
Weighted-average expected life of option (years)	5.90	5.36
Weighted-average exercise price ($)	3.05	3.34

Option activity
	Number of shares	Weighted- average exercise price	Weighted- average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	1,193,712	$4.43	8.94	$526,073
Granted	700,000	3.34
Expired	(113,343)	4.61
Outstanding as of December 31, 2017	1,780,369	3.99	8.53	$5,273
Granted	100,000	3.05
Expired	(110,929)	5.73
Outstanding as of December 31, 2018	1,769,440	$3.83	8.17	$–

Vested or expected to vest as of December 31, 2018	1,744,440	$3.85	8.16	$–

Exercisable as of December 31, 2017	731,895	$4.84	7.44	$5,273
Exercisable as of December 31, 2018	1,152,173	$4.11	7.92	$–

Non-vested option activity
	Number of shares	Weighted- average grant date fair value
Balance as of January 1, 2018	1,048,474	$2.86
Granted	100,000	$2.63
Forfeited	(6,667)	$2.91
Vested	(524,540)	$3.05
Balance as of December 31, 2018	617,267	$2.65

Non Employee Stock Options [Member]
Option activity
	Number of shares	Weighted- average exercise price	Weighted- average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	57,442	$7.57	7.23	$–
Expired	(723)	10.34
Outstanding as of December 31, 2017	56,719	7.53	6.31	$–
Granted	10,000	1.93
Expired	(3,148)	18.25
Outstanding as of December 31, 2018	63,571	$6.12	5.40	$–

Vested or expected to vest as of December 31, 2018	63,571	$6.12	5.40	$–

Exercisable as of December 31, 2017	56,719	$7.53	6.31	$–
Exercisable as of December 31, 2018	63,571	$6.12	5.40	$–

Non-vested option activity
	Number of shares	Weighted- average grant date fair value
Balance as of January 1, 2018	–	$–
Granted	10,000	$1.73
Vested	(10,000)	$1.73
Balance as of December 31, 2018	–	$–